Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024 [1]
Income taxes paid (refund) [abstract]
Current taxes		€ (1,202)	€ (1,108)
Deferred taxes		491	729
Total	[2]	(711)	(379)
Income before tax and investments accounted for using the equity method	[2]	€ 3,582	€ 2,462

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.